Supplementary Items to the Cash Flow	6 Months Ended
Jun. 30, 2024
Supplementary Items to the Cash Flow [Abstract]
Supplementary items to the cash flow

Note 22. Supplementary items to the cash flow

In the six-month period ended June 30, 2023, the Group recorded the following non-cash transactions:

June 30, 2023
Business combination:
Trade accounts receivable, net	3,061
Other current assets	5,545
Property and equipment, net	172
Right-of-use assets	107
Intangible assets	6,201
Goodwill	15,960
Other non-current assets	1,204
Accounts payable to suppliers	(894)
Salaries and labor charges	(776)
Loans and financing	(40)
Right-of-use lease liabilities	(118)
Taxes and fees	(940)
Deferred taxes	(2,421)
Deferred and contingent consideration	(25,849)
Other liabilities	(28)
Provisions for risks	(1,184)
Recognition of lease right-of-use asset in exchange for lease liabilities:
Property and equipment, net	447
Lease liability	(447)
Conversion of subscription rights to capital shares:
Capital reserve	(3,000)
Share capital	(3,000)